Business combinations - Schedule of Revenue and Income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Net revenue from transaction activities and other services	R$ 2,617,407	R$ 1,626,853	R$ 1,144,086
Net revenue from subscription services and equipment rental	1,760,915	1,071,932	388,033
Other financial income	572,601	247,293	140,687
Total revenue and income	9,588,945	4,823,761	3,319,823
Cost of services	(2,669,752)	(1,713,828)	(769,946)
Administrative expenses	(1,121,357)	(813,341)	(392,476)
Selling expense	(1,511,241)	(1,012,544)	(505,902)
Financial expenses, net	(3,514,739)	(1,269,058)	(339,844)
Other income (expenses), net	(302,501)	(185,894)	(177,056)
Total expenses	(9,972,646)	(6,258,878)	(2,185,224)
Ajusted profit (loss) before income taxes	(387,290)	(1,445,554)	1,127,662
Current tax expense (income)	(292,172)	(171,621)	(216,886)
Deferred tax expense (income)	153,066	R$ 239,827	R$ (73,330)
2022 Business Combinations
Disclosure of detailed information about business combination [line items]
Net revenue from subscription services and equipment rental	81,064
Other financial income	3,683
Total revenue and income	84,747
Cost of services	(891)
Administrative expenses	(71,513)
Selling expense	(1,139)
Financial expenses, net	(840)
Other income (expenses), net	(1,938)
Total expenses	(76,321)
Ajusted profit (loss) before income taxes	8,426
Current tax expense (income)	(1,763)
Net income for the year	R$ 6,663